INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal Income Tax Expense (Benefit), Continuing Operations	$ 38,198	$ 5,710	$ 6,557
Current Foreign Tax Expense (Benefit)	7,994	6,940	4,164
Current Income Tax Expense (Benefit), Total	46,192	12,650	10,721
Deferred Federal Income Tax Expense (Benefit)	(92,878)	953	(6,019)
Deferred Foreign Income Tax Expense (Benefit)	(4,361)	0	0
Deferred Income Tax Expense (Benefit), Total	(97,239)	953	(6,019)
Income tax expense	$ (51,047)	$ 13,603	$ 4,702